GENERAL (Detail Textuals) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 14, 2019 USD ($) ADSs $ / ADS shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares
Disclosure Of General Information [Line Items]
Effect of shares issued during the year		3,021,000	1,625,000	544,000
Gross proceeds of initial public offering | $		$ 10,419	$ 4,911	$ 5,617
Public offering of shares
Disclosure Of General Information [Line Items]
Number of ADSs issued | ADSs	2,652,174
Effect of shares issued during the year	13,260,870
Number of ordinary shares consisted in one ADS	5
American depository share price | $ / ADS	11.50
Gross proceeds of initial public offering | $	$ 30,500
Over Allotments
Disclosure Of General Information [Line Items]
Number of ADSs issued | ADSs	397,826
Number of american depository shares for which warrants to be exercisable. | ADSs	1,241,466
Number of ordinary shares equivalent to ADS for which warrants to be exercisable	6,207,330
Price protection rights granted to private investors
Disclosure Of General Information [Line Items]
Number of ADSs issued | ADSs	1,652,560
Effect of shares issued during the year	8,262,800